Shareholders' equity - Stock option plan (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of shares issuable as a percentage of Company's issued and outstanding shares at grant date (percent)			10.00%
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Option exercisable period, maximum	10 years
Number of options exercised (shares)	150,000	0
Number of options expired (shares)	15,000	0
Number of options issued (shares)	0	0
Number of options outstanding, beginning balance (shares)	327,500	327,500
Number of options exercisable (shares)			162,500	257,500	187,500
Number of options exercised (shares)	(150,000)	0
Number of options expired (shares)	(15,000)	0
Number of options outstanding, ending balance (shares)	162,500	327,500
Weighted average exercise price of options outstanding, beginning of year (in CAD $ per share) | $ / shares	$ 25.70	$ 25.70
Weighted average exercise price of options exercisable (in CAD $ per share) | $ / shares			$ 23.61	$ 26.00	$ 27.00
Weighted average exercise price of options exercised (in CAD $ per share) | $ / shares	23.30
Weighted average exercise price of options expired (in CAD $ per share) | $ / shares	66.00
Weighted average exercise price of options outstanding, end of year (in CAD $ per share) | $ / shares	$ 23.61	$ 25.70
Number of options outstanding (shares)	162,500	327,500	162,500	327,500	327,500
Weighted average remaining contractual life of outstanding share options	5 years 1 month 6 days
Number of options exercisable (shares)			162,500	257,500	187,500
Stock Option Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in CAD $ per share) | $ / shares			$ 23.30
Stock Option Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in CAD $ per share) | $ / shares			$ 27.30
Stock Option Plan | CAD $23.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (shares)			150,000
Number of options outstanding, ending balance (shares)	150,000
Exercise price of outstanding options (in CAD $ per share) | $ / shares			$ 23.30
Number of options outstanding (shares)	150,000		150,000
Weighted average remaining contractual life of outstanding share options	5 years 1 month 6 days
Number of options exercisable (shares)			150,000
Stock Option Plan | CAD $27.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (shares)			12,500
Number of options outstanding, ending balance (shares)	12,500
Exercise price of outstanding options (in CAD $ per share) | $ / shares			$ 27.30
Number of options outstanding (shares)	12,500		12,500
Weighted average remaining contractual life of outstanding share options	5 years 4 months 24 days
Number of options exercisable (shares)			12,500